ING Funds Trust

ING Fixed Income Funds and Money Market Funds

Classes A, B, C Prospectus, Classes I, Q and W Prospectus

Class O Prospectus and Class R Prospectus dated July 31, 2008

ING Institutional Prime Money Market Fund

Class I Prospectus and Class IS Prospectus

dated July 31, 2008

ING Separate Portfolios Trust

ING SPorts Core Fixed Income Fund and

ING SPorts Core Plus Fixed Income Fund’s Prospectus dated July 31, 2008

ING Mutual Funds

ING Mayflower Trust

ING Global Equity Funds, ING International Equity Funds and

ING Global and International Fixed-Income Funds

Classes A, B, C Prospectus, Classes I, Q and W Prospectus and Class O Prospectus

dated February 29, 2008

ING Diversified International Fund

Classes A, B and C Prospectus, Classes I and W Prospectus and Class R Prospectus

dated February 29, 2008

Supplement Dated September 30, 2008

Effective immediately, the section of the above named Prospectuses entitled “Portfolio Holdings Disclosure Policy” is amended to add the following sentence to that section:

“A Fund may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the Prospectuses for ING Diversified International Fund and the money market fund – ING Classic Money Market Fund - are amended to reflect that each Fund will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Funds Trust

ING Fixed Income Funds and Money Market Funds

Classes A, B, C, I, O, Q, R and W SAI dated July 31, 2008

ING Institutional Prime Money Market Fund

Class I and Class IS SAI dated July 31, 2008

ING Separate Portfolios Trust

ING SPorts Core Fixed Income Fund and ING SPorts Core Plus Fixed Income Fund

SAI dated July 31, 2008

ING Mutual Funds

ING Mayflower Trust

ING Global Equity Funds, ING International Equity Funds and

ING Global and International Fixed-Income Funds

Classes A, B, C, I, O, Q and W SAI dated February 29, 2008

ING Diversified International Fund

Classes A, B, C, I, R and W SAI dated February 29, 2008

Supplement Dated September 30, 2008

Effective immediately, the section of the above named SAIs entitled “Disclosure of the Funds’ Portfolio Holdings” is amended to add the following sentence to the second paragraph of that section:

“A Fund may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the SAIs for ING Diversified International Fund and the money market fund – ING Classic Money Market Fund - are amended to reflect that each Fund will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE